SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

37. SUPPLEMENTAL CASH FLOW INFORMATION

a.   The non-cash investing activities for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
Acquisitions of property and equipment:
Credited to trade payables	5,525	4,275	5,459
Advance paid	—	2,837	—
Credited to obligations under finance leases	518	201	—
Interest capitalization	328	270	99
Acquisitions of intangible assets: Credited to trade payables	846	235	684

b.   The changes in liabilities arising from financing activities is as follows:

				Non-cash changes
					Foreign
	January 1,		Implementation		exchange		Other	December, 31
	2019	Cash flows	new standard	Acquisition	movement	New leases	changes	2019
Short-term bank loans	4,043	4,657	—	—	—	—	5	8,705
Two step loans	949	(198)	—	—	(15)	—	—	736
Bonds and notes payable	10,481	(526)	—	—	—	—	3	9,958
Long-term bank loans	23,220	2,917	—	520	(53)	—	(3)	26,601
Other borrowings	2,244	1,498	—	—	—	—	(2)	3,740
Obligations under finance leases	3,145	—	—	—	—	—	(3,145)	—
Leases liabilities	—	(4,735)	15,838	—	—	2,969	3,145	17,217
Total liabilities from financing activities	44,082	3,613	15,838	520	(68)	2,969	3	66,957

			Non-cash changes
				Foreign
	January 1,			exchange		Other	December 31,
	2018	Cash flows	Acquisition	movement	New leases	changes	2018
Short-term bank loans	2,289	1,759	—	—	—	(5)	4,043
Two step loans	1,098	(214)	—	65	—	—	949
Bonds and notes	8,982	1,498	—	—	—	1	10,481
Long-term bank loans	18,004	5,088	58	86	—	(16)	23,220
Other borrowings	1,295	947	—	—	—	2	2,244
Obligations under finance leases	3,804	(827)	—	—	168	—	3,145
Total liabilities from financing activities	35,472	8,251	58	151	168	(18)	44,082